Note 6 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Premises and equipment, gross	$ 26,924	$ 26,398
Less accumulated depreciation	7,956	7,062
Premises and equipment, net	18,968	19,336
Land and Land Improvements [Member]
Premises and equipment, gross	4,069	4,069
Building [Member]
Premises and equipment, gross	17,602	17,311
Equipment [Member]
Premises and equipment, gross	$ 5,253	$ 5,018